Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	28
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,532,424.50

Principal:
Principal Collections	$24,156,864.97
Prepayments in Full	$9,917,856.24
Liquidation Proceeds	$178,413.01
Recoveries	$20,376.39
Sub Total	$34,273,510.61
Collections	$35,805,935.11

Purchase Amounts:
Purchase Amounts Related to Principal	$236,430.81
Purchase Amounts Related to Interest	$686.18
Sub Total	$237,116.99

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,043,052.10

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	28
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,043,052.10
Servicing Fee	$581,564.71	$581,564.71	$0.00	$0.00	$35,461,487.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$35,461,487.39
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$35,461,487.39
Interest - Class A-3 Notes	$134,179.67	$134,179.67	$0.00	$0.00	$35,327,307.72
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$35,184,581.05
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,184,581.05
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$35,121,947.38
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$35,121,947.38
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$35,050,343.38
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,050,343.38
Regular Principal Payment	$32,135,304.95	$32,135,304.95	$0.00	$0.00	$2,915,038.43
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,915,038.43
Residual Released to Depositor	$0.00	$2,915,038.43	$0.00	$0.00	$0.00

Total		$36,043,052.10

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,135,304.95
Total					$32,135,304.95
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$32,135,304.95	$46.84	$134,179.67	$0.20	$32,269,484.62	$47.04
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$32,135,304.95	$15.26	$411,144.01	$0.20	$32,546,448.96	$15.46

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	28

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$287,527,868.96	0.4190574	$255,392,564.01	0.3722218
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$609,607,868.96	0.2895105	$577,472,564.01	0.2742491

Pool Information
Weighted Average APR	2.564%	2.562%
Weighted Average Remaining Term	34.36	33.58
Number of Receivables Outstanding	39,435	38,403
Pool Balance	$697,877,648.25	$663,184,985.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$651,721,000.22	$619,585,695.27
Pool Factor	0.3096145	0.2942230

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$43,599,290.49
Targeted Overcollateralization Amount	$85,712,421.75
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$85,712,421.75

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	28
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		71	$203,097.46
(Recoveries)		55	$20,376.39
Net Loss for Current Collection Period			$182,721.07
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3142%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3054%
Second Prior Collection Period			0.0621%
Prior Collection Period			0.2430%
Current Collection Period			0.3222%
Four Month Average (Current and Prior Three Collection Periods)			0.2332%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,720	$6,499,075.54
(Cumulative Recoveries)			$1,532,460.14
Cumulative Net Loss for All Collection Periods			$4,966,615.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2203%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,389.37
Average Net Loss for Receivables that have experienced a Realized Loss			$1,825.96

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.94%	303	$6,205,228.45
61-90 Days Delinquent	0.18%	50	$1,181,645.18
91-120 Days Delinquent	0.03%	8	$214,590.53
Over 120 Days Delinquent	0.04%	11	$277,811.34
Total Delinquent Receivables	1.19%	372	$7,879,275.50

Repossession Inventory:
Repossessed in the Current Collection Period		14	$396,642.93
Total Repossessed Inventory		21	$564,401.49

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1429%
Prior Collection Period			0.1521%
Current Collection Period			0.1797%
Three Month Average			0.1583%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2524%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	28

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	107	$2,491,920.99
2 Months Extended	114	$2,788,628.18
3+ Months Extended	19	$396,680.12

Total Receivables Extended	240	$5,677,229.29

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer